SCHEDULE OF FUTURE MINIMUM LEASE RECEIVABLES LEASES TO THIRD-PARTIES (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Annual rent, per agreement		$ 13,025	$ 8,673	$ 9,878	$ 9,878
Eaglewood ALF [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operator Affiliation	[1]	Aspire
Initial Lease Term, Commencement Date		Dec. 01, 2018
Lease, expiration date		Nov. 30, 2028
Annual rent, per agreement		$ 630
Eaglewood Care Center [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operator Affiliation	[1]	Aspire
Initial Lease Term, Commencement Date		Dec. 01, 2018
Lease, expiration date		Nov. 30, 2028
Annual rent, per agreement		$ 805
Hearth and Care of Greenfield [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operator Affiliation	[1]	Aspire
Initial Lease Term, Commencement Date		Dec. 01, 2018
Lease, expiration date		Nov. 30, 2023
Annual rent, per agreement		$ 336
Southland Healthcare [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operator Affiliation	[1]	Beacon Health Management
Initial Lease Term, Commencement Date		Nov. 01, 2014
Lease, expiration date		Oct. 31, 2024
Annual rent, per agreement		$ 1,009
The Pavilion Care Center [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operator Affiliation	[1]	Aspire
Initial Lease Term, Commencement Date		Dec. 01, 2018
Lease, expiration date		Nov. 30, 2028
Annual rent, per agreement		$ 336
Autumn Breeze Facility [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operator Affiliation	[1]	C.R. Management
Initial Lease Term, Commencement Date		Sep. 30, 2015
Lease, expiration date		Sep. 30, 2025
Annual rent, per agreement		$ 939
Coosa Valley Health Care [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operator Affiliation	[1]	C.R. Management
Initial Lease Term, Commencement Date		Dec. 01, 2014
Lease, expiration date		Aug. 31, 2030
Annual rent, per agreement		$ 1,046
Glenvue Health and Rehabilitation [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operator Affiliation	[1]	C.R. Management
Initial Lease Term, Commencement Date		Jul. 01, 2015
Lease, expiration date		Jun. 30, 2025
Annual rent, per agreement		$ 1,382
Meadowood [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operator Affiliation	[1],[2]	C.R. Management
Initial Lease Term, Commencement Date	[2]	May 01, 2017
Lease, expiration date	[2]	Mar. 31, 2022
Annual rent, per agreement	[2]
Georgetown Health [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operator Affiliation	[1]	Symmetry Healthcare
Initial Lease Term, Commencement Date		Apr. 01, 2015
Lease, expiration date		Mar. 31, 2030
Annual rent, per agreement		$ 358
Mountain Trace Rehab [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operator Affiliation	[1]	Vero Health Management
Initial Lease Term, Commencement Date		Mar. 01, 2019
Lease, expiration date		Feb. 28, 2029
Annual rent, per agreement		$ 515
Sumter Valley Nursing and Rehab [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operator Affiliation	[1]	Symmetry Healthcare
Initial Lease Term, Commencement Date		Apr. 01, 2015
Lease, expiration date		Mar. 31, 2030
Annual rent, per agreement		$ 662
Owned Facilities [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Annual rent, per agreement		$ 8,018
Covington Care Center [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operator Affiliation	[1]	Aspire
Initial Lease Term, Commencement Date		Dec. 01, 2018
Lease, expiration date		Nov. 30, 2028
Annual rent, per agreement		$ 805
Lumber City Facility [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operator Affiliation	[1]	Beacon Health Management
Initial Lease Term, Commencement Date		Nov. 01, 2014
Lease, expiration date		Aug. 31, 2027
Annual rent, per agreement		$ 983
La Grange Facility [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operator Affiliation	[1]	C.R. Management
Initial Lease Term, Commencement Date		Apr. 01, 2015
Lease, expiration date		Aug. 31, 2027
Annual rent, per agreement		$ 1,209
Thomasville Nursing and Rehabilitation [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operator Affiliation	[1]	C.R. Management
Initial Lease Term, Commencement Date		Jul. 01, 2014
Lease, expiration date		Aug. 31, 2027
Annual rent, per agreement		$ 380
Jefferson Facility [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operator Affiliation	[1]	Peach Health
Initial Lease Term, Commencement Date		Jun. 18, 2016
Lease, expiration date		Aug. 31, 2027
Annual rent, per agreement		$ 794
Oceanside Facility [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operator Affiliation	[1]	Peach Health
Initial Lease Term, Commencement Date		Jul. 13, 2016
Lease, expiration date		Aug. 31, 2027
Annual rent, per agreement		$ 540
Savannah Beach Facility [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operator Affiliation	[1]	Peach Health
Initial Lease Term, Commencement Date		Jul. 13, 2016
Lease, expiration date		Aug. 31, 2027
Annual rent, per agreement		$ 296
Powder Springs Facility [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operator Affiliation	[1],[3]	Empire
Initial Lease Term, Commencement Date	[3]	Jan. 01, 2021
Lease, expiration date	[3]	Aug. 01, 2027
Annual rent, per agreement	[3]
Tara Facility [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operator Affiliation	[1],[3],[4]	Regional Health Properties
Annual rent, per agreement
Leased Facilities [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Annual rent, per agreement		$ 5,007

[1]	Represents the number of facilities which are leased or subleased to separate tenants, which tenants are affiliates of the entity named in the table above.
[2]	On December 14, 2021, CRM and the ADPH entered into two Consent Agreements (one for the ALF and one for the SCALF) pursuant to which CRM will no longer be permitted to operate or manage the Meadowood Facility after April 1, 2022. The Company must either find a replacement tenant, operate the facility, or discharge all the residents on or before June 1, 2022.
[3]	Indicates facilities that were leased to affiliates of Wellington until 12:01 a.m. on January 1, 2021. The base rent will equal 80% of the operators Adjusted EBITDAR.
[4]	Effective January 1, 2021, Regional began operating the Tara Facility and entered into the Vero Management Agreement with Vero Health under which Vero Health provided management consulting services for the Tara Facility. On September 21, 2021, the Company notified Vero Health of Regional’s intention to terminate the Vero Management Agreement, effective October 1, 2021. Regional will continue to operate the Tara Facility and has entered into the Peach Management Agreement with Peach, dated as of September 22, 2021 and effective October 1, 2021, to provide management consulting services for the Tara Facility.